JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
Schedule of Portfolio Investments as of May 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2023.

JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 99.4%
U.S. Treasury Notes
0.25%, 6/15/2024	97,000	92,211
1.75%, 6/30/2024	61,000	58,832
2.00%, 6/30/2024	15,000	14,505
3.00%, 6/30/2024	104,000	101,648
2.13%, 7/31/2024	24,000	23,209
3.00%, 7/31/2024	21,000	20,514
0.38%, 8/15/2024	107,000	101,261
2.38%, 8/15/2024	119,000	115,374
1.88%, 8/31/2024	77,000	74,124
3.25%, 8/31/2024	36,000	35,255
0.38%, 9/15/2024	15,000	14,157
1.50%, 9/30/2024	14,000	13,395
2.13%, 9/30/2024	70,000	67,528
4.25%, 9/30/2024	67,000	66,435
0.63%, 10/15/2024	120,000	113,306
4.38%, 10/31/2024	97,000	96,379
2.25%, 11/15/2024	121,000	116,704
1.50%, 11/30/2024	85,000	81,032
4.50%, 11/30/2024	57,000	56,760
1.00%, 12/15/2024	76,000	71,808
1.75%, 12/31/2024	86,000	82,160
1.13%, 1/15/2025	31,000	29,293
1.38%, 1/31/2025	11,000	10,429
2.50%, 1/31/2025	77,000	74,365
4.13%, 1/31/2025	23,000	22,804
1.50%, 2/15/2025	109,000	103,478
2.00%, 2/15/2025	114,000	109,173
1.13%, 2/28/2025	87,000	81,997
1.75%, 3/15/2025	107,000	101,859
0.50%, 3/31/2025	14,000	13,022
2.63%, 3/31/2025	65,000	62,857
3.88%, 3/31/2025	84,000	83,029
2.63%, 4/15/2025	93,000	89,883
0.38%, 4/30/2025	57,000	52,761
2.88%, 4/30/2025	28,000	27,176
2.13%, 5/15/2025	86,000	82,278
0.25%, 5/31/2025	10,000	9,209
2.88%, 6/15/2025	101,000	98,013
0.25%, 6/30/2025	102,000	93,804
2.75%, 6/30/2025	67,000	64,846
3.00%, 7/15/2025	25,000	24,314
2.88%, 7/31/2025	72,000	69,834
2.00%, 8/15/2025	117,000	111,342
3.13%, 8/15/2025	99,000	96,533
0.25%, 8/31/2025	42,000	38,396
3.50%, 9/15/2025	88,000	86,529
0.25%, 9/30/2025	86,000	78,546
3.00%, 9/30/2025	74,000	71,948

JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
4.25%, 10/15/2025	57,000	56,991
0.25%, 10/31/2025	17,000	15,468
3.00%, 10/31/2025	47,000	45,674
2.25%, 11/15/2025	44,000	41,991
0.38%, 11/30/2025	114,000	103,807
2.88%, 11/30/2025	35,000	33,912
0.38%, 12/31/2025	118,000	107,315
3.88%, 1/15/2026	45,000	44,685
0.38%, 1/31/2026	54,000	48,946
1.63%, 2/15/2026	20,000	18,731
4.00%, 2/15/2026	11,000	10,964
0.50%, 2/28/2026	126,000	114,296
2.50%, 2/28/2026	79,000	75,741
4.63%, 3/15/2026	88,000	89,251
0.75%, 3/31/2026	112,000	102,217
2.25%, 3/31/2026	48,000	45,690
0.75%, 4/30/2026	96,000	87,341
1.63%, 5/15/2026	112,000	104,453
0.75%, 5/31/2026	106,000	96,228
Total U.S. Treasury Obligations (Cost $4,465,143)		4,448,016
	SHARES
Short-Term Investments — 0.2%
Investment Companies — 0.2%
JPMorgan Prime Money Market Fund Class IM Shares, 5.21% (a) (b) (Cost $11,812)	11,809	11,812
Total Investments — 99.6% (Cost $4,476,955)		4,459,828
Other Assets Less Liabilities — 0.4%		15,835
NET ASSETS — 100.0%		4,475,663

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2023.

JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
U.S. Treasury Obligations	$—	$4,448,016	$—	$4,448,016
Short-Term Investments
Investment Companies	11,812	—	—	11,812
Total Investments in Securities	$11,812	$4,448,016	$—	$4,459,828

JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2023
Security Description	Value at April 19, 2023(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2023	Shares at May 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.21% (b) (c)	$—	$25,669	$13,858	$1	$—	$11,812	11,809	$29	$—

(a)	Commencement of operations was April 19, 2023.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of May 31, 2023.